Taxation - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
United Kingdom	$ (3,447)	$ 4,638	$ (4,364)
United States	2,247	3,004	(25,926)
Foreign Other	22,348	22,732	42,173
Total	21,148	30,374	11,883
Deferred:
United Kingdom	15,764	(25,416)	(90,345)
United States	11,395	(52,225)	4,468
Foreign Other	(7,467)	(5,235)	(11,116)
Total	19,692	(82,876)	(96,993)
Income tax expense / (benefit)	$ 40,840	$ (52,502)	$ (85,110)